SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Schedule of Securitisation and Covered Bond Programmes
The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 25.

	2020		2019
	Loans and advances securitised	Notes in issue	Loans and advances securitised	Notes in issue
	£m	£m	£m	£m
Securitisation programmes
UK residential mortgages	23,984	21,640	25,815	23,505
Commercial loans	2,884	4,004	5,116	6,038
Credit card receivables	5,890	4,340	8,164	5,767
Motor vehicle finance	1,826	1,915	3,450	3,462
	34,584	31,899	42,545	38,772
Less held by the Group		(27,418)		(31,396)
Total securitisation programmes (notes 24 and 25)[1]		4,481		7,376

Covered bond programmes
Residential mortgage-backed	33,980	23,477	37,579	29,318
Social housing loan-backed	980	600	1,552	600
	34,960	24,077	39,131	29,918
Less held by the Group		(100)		(100)
Total covered bond programmes (note 25)		23,977		29,818

Total securitisation and covered bond programmes		28,458		37,194
1Includes £45 million (2019: £47 million) of securitisation notes held at fair value through profit or loss.